Unconsolidated Segment Results (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue:
Net premiums and policy fees	$ 50,733	$ 40,192	$ 30,891
Interest and similar income, net	29,664	30,850	32,584
Change in fair value of assets and liabilities	(78,973)	(14,676)	(8,116)
Realized investment gains, net	829	14,502	1,605
Fee, commission, and other revenue	2,795	2,385	1,865
Total revenue	5,048	73,253	58,829
Benefits and expenses:
Net benefits	(38,103)	23,570	84,178
General and administrative expenses and commissions	32,410	32,827	39,962
Change in deferred acquisition costs, net	(6,163)	4,430	(39,425)
Total benefits and expenses	(11,856)	60,827	84,715
Pretax (loss) income	16,904	12,426	(25,886)
Operating Segments | Individual Annuities
Revenue:
Net premiums and policy fees	47,281	36,997	27,631
Interest and similar income, net	28,590	29,905	31,778
Change in fair value of assets and liabilities	(78,973)	(14,676)	(8,116)
Realized investment gains, net	796	14,170	1,582
Fee, commission, and other revenue	2,795	2,385	1,822
Total revenue	489	68,781	54,697
Benefits and expenses:
Net benefits	(42,034)	20,914	82,338
General and administrative expenses and commissions	31,486	32,277	38,003
Change in deferred acquisition costs, net	(6,440)	4,657	(39,670)
Total benefits and expenses	(16,988)	57,848	80,671
Pretax (loss) income	17,477	10,933	(25,974)
Operating Segments | Other
Revenue:
Net premiums and policy fees	3,452	3,195	3,260
Interest and similar income, net	1,074	945	806
Realized investment gains, net	33	332	23
Fee, commission, and other revenue			43
Total revenue	4,559	4,472	4,132
Benefits and expenses:
Net benefits	3,931	2,656	1,840
General and administrative expenses and commissions	924	550	1,959
Change in deferred acquisition costs, net	277	(227)	245
Total benefits and expenses	5,132	2,979	4,044
Pretax (loss) income	$ (573)	$ 1,493	$ 88